Consolidated Statements of Financial Condition (Parenthetical)	Sep. 30, 2021 $ / shares shares
Treasury stock, shares (in Shares)	1,000,000
Class A common stock
Common stock par value (in Dollars per Share) | $ / shares	$ 0.0001
Common stock, shares authorized (in Shares)	1,500,000,000
Common stock, shares issued (in Shares)	43,492,498
Common stock shares outstanding (in Shares)	42,492,498
Class B common stock
Common stock par value (in Dollars per Share) | $ / shares	$ 0.0001
Common stock, shares authorized (in Shares)	600,000,000
Common stock, shares issued (in Shares)	50,154,199
Common stock shares outstanding (in Shares)	50,154,199